Document and Entity Information	Aug. 12, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2021
Entity Registrant Name	TALARIS THERAPEUTICS, INC.
Entity Central Index Key	0001827506
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-40384
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-2377352
Entity Address, Address Line One	570 S. Preston St
Entity Address, City or Town	Louisville
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40202
City Area Code	502
Local Phone Number	398-9250
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $0.0001 par value per share
Trade Symbol(s)	TALS
Name of each exchange on which registered	NASDAQ